Secured Revolving Credit Facility (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 17, 2017
Interest expense	$ 86	$ 66		$ 302	$ 172
Interest expense included in accrued expenses	328			218	$ 240
Loan Agreement [Member] | Tech Capital, LLC [Member]
Maximum secured revolving credit facility						$ 1,000
Principal balance of line of credit	$ 150			$ 711
Loan agreement, term	12 months
Line of credit interest rate	8.25%
Interest expense	$ 6
Loan Agreement [Member] | Tech Capital, LLC [Member] | Revolving Credit Facility [Member]
Interest expense			$ 6
Interest expense included in accrued expenses	$ 2
Loan Agreement [Member] | Tech Capital, LLC [Member] | Prime Rate [Member]
Line of credit interest rate	3.50%
Loan Agreement [Member] | Tech Capital, LLC [Member] | Prime Rate [Member] | Maximum [Member]
Line of credit interest rate	4.25%